Stock-Based Compensation Expense	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation Expense

9. Stock-based Compensation Expense

Stock-Based Compensation

The Company measures employee and director stock-based compensation awards based on the award’s estimated fair value on the date of grant. Expense associated with these awards is recognized using the straight-line attribution method over the requisite service period for stock options, and is reported in our consolidated statements of comprehensive loss.

The fair value of our stock options is estimated, using the Black-Scholes option-pricing model. The resulting fair value is recognized on a straight-line basis over the period during which an employee is required to provide service in exchange for the award. The Company has elected to recognize forfeitures as they occur. Stock options generally vest over four years and have a contractual term of ten years. Vesting terminates at the end of the employment relationship.

Determining the grant date fair value of options requires management to make assumptions and judgments. These estimates involve inherent uncertainties and if different assumptions had been used, stock-based compensation expense could have been materially different from the amounts recorded.

The assumptions and estimates for valuing stock options are as follows:

●	Fair value per share of Company’s common stock. The fair value of the Company’s stock options with service conditions is measured on the following basis according to when the stock options were granted: i) stock options granted prior to the IPO: due to the absence of a public market for Cyngn’s common stock prior to the IPO, our Board of Directors, with the assistance of a third-party valuation specialist, determined the common stock fair value at the time of the grant of stock options by considering a number of objective and subjective factors, including our actual operating and financial performance, market conditions and performance of comparable publicly traded companies, developments and milestones in the company, and the likelihood of achieving a liquidity event among other factors; ii) stock options granted after the IPO: the closing fair market value of its common stock at the time of the grant.

●	Expected volatility. The Company determines the expected volatility based on historical average volatilities of similar publicly traded companies corresponding to the expected term of the stock options.

●	Expected term. The Company does not have sufficient historical data relating to its common stock nor to its stock-option exercises. As such, the Company determines the expected term of awards which contain only service conditions using the simplified approach, wherein the expected term of an award is presumed to be the mid-point between the vesting date and the expiration date of the award.

●	Risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury yield curve with maturities that approximate the expected term of the stock options.

●	Estimated dividend yield. The estimated dividend yield is zero, as the Company does not currently intend to declare dividends in the foreseeable future.

Equity Incentive Plans

In February 2013, the Board of Directors adopted the 2013 Equity Incentive Plan (“2013 Plan”). The 2013 Plan authorizes the award of stock options, stock appreciation rights, restricted stock awards, stock appreciation rights, RSUs, performance awards, and other stock or cash awards.

In October 2021, our Board of Directors adopted the Cyngn Inc. 2021 Equity Incentive Plan (the “2021 Plan”). Our 2021 Plan replaces our 2013 Plan. However, awards outstanding under our 2013 Plan will continue to be governed by their existing terms.

As of December 31, 2021 and 2020, approximately 10,502,696 and 9,830,005 shares of common stock were reserved and available for issuance under the 2021 Plan and 2013 Plan, respectively.

Options issued under the Plan generally vest based on continuous service provided by the option holder over a four-year period. Compensation expense related to these options is recognized on a straight-line basis over the four-year period based upon the fair value at the grant date.

The following table sets forth the summary of options activity for the year ended December 31, 2021 and 2020:

	Shares	Weighted- average exercise price	Weighted- average remaining contractual term (years)	Aggregate intrinsic value
Outstanding as of December 31, 2020	6,971,301	$0.20	7.0	$1,399,827
Vested and expected to vest at December 31, 2020	10,892,738	$0.54	7.0	$5,860,120
Vested and exercisable at December 31, 2020	5,978,428	$0.20	7.03	$406,094
Granted	2,926,473	3.20
Exercised	(41,416)	0.23		109,902
Cancelled/forfeited	(1,086,664)	$0.20
Outstanding as of December 31, 2021	8,769,694	$1.20	7.15	$15,746,916
Vested and expected to vest at December 31, 2021	8,769,694	$1.20	7.15	$15,746,916
Vested and exercisable at December 31, 2021	5,645,763	$0.27	5.94	$14,967,973

The fair value of a stock option is estimated using an option-pricing model that takes into account as of the grant date the exercise price and expected life of the option, the current price of the underlying stock and its expected volatility, expected dividends on the stock, and the risk-free interest rate for the expected term of the option. The Company has used the simplified method in calculating the expected term of all option grants based on the vesting period and contractual term. Compensation costs related to share-based payment transactions are recognized in the financial statements upon satisfaction of the requisite service or vesting requirements.

The weighted average per share grant-date fair value of options granted during the years ended December 31, 2021 and 2020 was $2.78 and $0.07 respectively.

The following weighted average assumptions were used in estimating the grant date fair values in December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Fair value of common stock	$2.78	$0.23
Expected term (in years)	6.15	6.00
Risk-free rate	0.95%	0.68%
Expected volatility	51.0%	29.34%
Dividend yield	0%	0%

For the year ended December 31, 2021 and 2020, the Company recorded stock-based compensation expense from stock options of approximately $1,139,247 and $131,732, respectively.

As of December 31, 2021, total unrecognized stock-based compensation cost related to outstanding unvested stock options that are expected to vest was $7,031,949. This unrecognized stock-based compensation cost is expected to be recognized over a weighted-average period of approximately 4.6 years. Income tax benefits recognized from stock-based compensation expense recognized for the year ended December 31, 2021 were immaterial due to cumulative losses and valuation allowances.